Consolidated Balance Sheets - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and equivalents	$ 45,665	$ 80,231
Accounts receivable	14,735	21,618
Inventories	38,986	39,639
Other financial assets	3,581	2,774
Prepaids	1,464	1,474
Current assets	104,431	145,736
Property, plant and equipment	821,287	797,265
Other financial assets	41,380	40,537
Goodwill	5,625	5,172
Total assets	972,723	988,710
Current liabilities
Accounts payable and other liabilities	41,001	47,382
Current portion of long-term debt	9,856	11,270
Current portion of deferred revenue	3,907	1,312
Interest payable on senior secured notes	1,243	1,143
Current income tax payable	1,427	302
Current liabilities	57,434	61,409
Long-term debt	345,625	317,948
Provision for environmental rehabilitation ("PER")	97,914	107,874
Deferred and other tax liabilities	83,793	89,045
Deferred revenue	39,367	39,640
Other financial liabilities	1,513	5,714
Total liabilities	625,646	621,630
EQUITY
Share capital	423,438	422,091
Contributed surplus	49,274	47,478
Accumulated other comprehensive income ("AOCI")	14,064	389
Deficit	(139,699)	(102,878)
Total equity	347,077	367,080
Total equity and liabilities	$ 972,723	$ 988,710